Mezzanine Equity, Series E Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Mezzanine Equity [Abstract]
Shares redeemed (in shares)	2,191,121
Temporary equity, shares outstanding (in shares)	3,673,079	5,864,200	7,213,452	13,452
Carrying value at maximum redemption amount	$ 60,058	$ 86,351
Series E Preferred Shares [Member]
Mezzanine Equity [Abstract]
Shares issued (in shares)	0
Shares redeemed (in shares)	0
Conversion price (in dollars per share)	$ 0.6
Temporary equity, shares outstanding (in shares)	13,452	13,452
Carrying value at maximum redemption amount	$ 16,142
Series E Preferred Shares [Member] | Family Trading Inc. [Member]
Mezzanine Equity [Abstract]
Common shares that would be issued upon conversion (in shares)	22,420,000